Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (7,885)	$ (4,883)
Adjustments required to reflect the cash flows from operating activities:
Effect of exchange rate differences on cash and cash equivalents	65	(45)
Change in financial liabilities at fair value through profit or loss	(272)	(329)
Change in financial assets at fair value through profit or loss	183	(46)
Impairment of goodwill	569
Depreciation and amortization	1,013	757
Share-based payments	1,014	567
Total adjustments	2,572	904
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	(361)	30
Decrease in other receivables	263	346
Increase in trade payables	1,419	6
Increase (decrease) in other payables	(811)	328
Decrease in deferred tax liabilities	(155)	(120)
Increase (decrease) in contract liabilities	9	(41)
Changes in operating asset and liability, total	364	549
Net cash used in operating activities	(4,949)	(3,430)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investments	(19)	(6,152)
Sale of short-term investments	5,723	16
Short-term restricted deposits	(500)
Right of use assets	(6)	(9)
Repayment of long-term restricted deposits	9
Long-term restricted deposits	(135)
Purchase of intangible assets		(203)
Purchase of property and equipment	(35)	(48)
Net cash provided by (used in) investing activities	5,037	(6,396)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of contingent consideration		(915)
Short-term bank loans	400
Lease payments (interest and principal)	(211)	(132)
Proceeds from public and direct offerings		9,750
Offering costs in connection with public and private offerings		(527)
Proceeds from exercise of warrants and pre-funded warrants		3,710
Net cash provided by financing activities	189	11,886
INCREASE IN CASH AND CASH EQUIVALENTS	277	2,060
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	3,828	11,017
EFFECT OF EXCHANGE RATE DIFFERENCES IN RESPECT OF CASH AND CASH EQUIVALENTS	(65)	45
CASH AND CASH EQUIVALENTS AT END OF PERIOD	4,040	13,122
SUPPLEMENTARY DATA ON ACTIVITIES NOT INVOLVING CASH FLOWS:
Acquisition of right-of-use assets	$ 40	$ 198